UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Women's Equity Fund
SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 98.1%
	Automobiles & Components: 1.1%
12,000	Honda Motor Co., Ltd. - ADR	$435,480

	Banks: 5.0%
14,700	Bank of America Corp.	718,683
8,000	Commerce Bancshares, Inc.	362,400
7,000	Wachovia Corp.	358,750
11,700	Wilmington Trust Corp.	485,667
		1,925,500
	Capital Goods: 12.9%
10,000	3M Co.	867,900
17,000	Donaldson Co., Inc.	604,350
9,500	Dover Corp.	485,925
16,300	Emerson Electric Co.	762,840
22,000	Illinois Tool Works, Inc.	1,192,180
10,800	W.W. Grainger, Inc.	1,004,940
		4,918,135
	Consumer Durables & Apparel: 2.2%
1,000	Leggett & Platt, Inc.	22,050
14,000	NIKE, Inc. - Class B	816,060
		838,110
	Diversified Financials: 11.7%
11,500	American Express Co.	703,570
3,000	The Charles Schwab Corp.	61,560
3,900	The Goldman Sachs Group, Inc.	845,325
6,000	Lehman Brothers Holdings Inc.	447,120
6,200	Moody's Corp.	385,640
7,000	Northern Trust Corp.	449,680
8,500	State Street Corp.	581,400
19,300	T. Rowe Price Group, Inc.	1,001,477
		4,475,772
	Energy: 9.0%
8,800	Apache Corp.	717,992
6,000	BG Group PLC - ADR	490,740
18,300	BP PLC - ADR	1,320,162
3,500	Sunoco, Inc.	278,880
10,400	XTO Energy, Inc.	625,040
		3,432,814
	Food & Staples Retailing: 4.0%
14,000	Costco Wholesale Corp.	819,280
12,000	Sysco Corp.	395,880
7,500	Walgreen Co.	326,550
		1,541,710
	Food, Beverage & Tobacco: 3.1%
8,000	General Mills, Inc.	467,360
11,000	PepsiCo, Inc.	713,350
		1,180,710
	Health Care Equipment & Services: 8.7%
5,000	Becton, Dickinson & Co.	372,500
8,000	C.R. Bard, Inc.	661,040
12,500	Medtronic, Inc.	648,250
8,300	Quest Diagnostics Inc.	428,695
7,500	Stryker Corp.	473,175
7,500	UnitedHealth Group Inc.	383,550
6,000	Waters Corp.*	356,160
		3,323,370
	Household & Personal Products: 4.6%
6,000	Avon Products, Inc.	220,500
12,000	Colgate-Palmolive Co.	778,200
12,100	Procter & Gamble Co.	740,399
		1,739,099
	Insurance: 1.9%
10,500	American International Group, Inc.	735,315

	Materials: 5.0%
15,000	AptarGroup, Inc.	533,400
9,500	Praxair, Inc.	683,905
16,000	Sigma-Aldrich Corp.	682,720
		1,900,025
	Media: 1.1%
6,000	The McGraw-Hill Cos., Inc.	408,480

	Pharmaceuticals & Biotechnology: 5.7%
10,500	Johnson & Johnson	647,010
13,000	Novartis AG - ADR	728,910
10,800	Teva Pharmaceutical Industries Ltd. - ADR	445,500
6,000	Wyeth	344,040
		2,165,460
	Retailing: 5.9%
13,000	Chico's FAS, Inc.*	316,420
11,000	The Home Depot, Inc.	432,850
29,100	Staples, Inc.	690,543
12,500	Target Corp.	795,000
700	The TJX Cos., Inc.	19,250
		2,254,063
	Semiconductors & Semiconductor Equipment: 1.3%
13,500	Texas Instruments Inc.	508,005

	Software & Services: 4.1%
5,500	Automatic Data Processing, Inc.	266,585
1,375	Broadridge Financial Solutions, Inc.*	26,290
30,000	Microsoft Corp.	884,100
7,500	SAP AG - ADR	383,025
		1,560,000
	Technology Hardware & Equipment: 6.0%
22,000	Cisco Systems, Inc. *	612,700
31,000	EMC Corp. *	561,100
3,500	International Business Machines Corp.	368,375
27,000	Nokia Corp. - ADR	758,970
		2,301,145
	Telecommunication Services: 2.8%
201	ALLTEL Corp.	13,578
11,925	AT&T, Inc.	494,887
14,000	Verizon Communications, Inc.	576,380
		1,084,845
	Transportation: 2.0%
10,500	United Parcel Service, Inc. - Class B	766,500

	TOTAL COMMON STOCKS
	(Cost $30,059,194)	37,494,538

Principal
Amount		Value
	CORPORATE BOND: 1.3%
	Microfinance Securities: 1.3%
	Blue Orchard Microfinance,
$500,000	4.936%, 07/31/2011 (Cost $500,000; Acquired 7/23/2004)+	495,000

	TOTAL CORPORATE BOND
	(Cost $500,000)	495,000

Shares		Value
	SHORT-TERM INVESTMENT: 0.6%
246,615	Fidelity Institutional Government Portfolio	246,615

	TOTAL SHORT-TERM INVESTMENT
	(Cost $246,615)	246,615

	TOTAL INVESTMENTS IN SECURITIES: 100.0%
	(Cost $30,805,809)	38,236,153
	Liabilities in Excess of Other Assets: (0.0)%	(8,633)
	NET ASSETS: 100.0%	$38,227,520

ADR - American Depository Receipt.
* Non-income producing security.
+ Restricted Securities purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows+:

Cost of investments	$30,805,809
Gross unrealized appreciation	7,728,639
Gross unrealized depreciation	(298,295)
Net unrealized appreciation	$7,430,344

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title        /s/Robert M. Slotky
 Robert M. Slotky, President

Date  July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 30, 2007

By (Signature and Title)*    /s/Eric W. Falkeis
 Eric W. Falkeis, Treasurer

Date  August 6, 2007

* Print the name and title of each signing officer under his or her signature.